STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		49 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (71,448)	$ (12,375)	$ (157,858)
Net change in accounts payable	4,470	(1,194)	4,470
Net cash (used in) provided by operating activities	(66,978)	(13,569)	(153,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Changes in note receivable
Net cash provided by investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock			354,168
Net cash provided by financing activities			354,168
INCREASE (DECREASE) IN CASH	(66,978)	(13,569)	200,780
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	267,758	88,719
CASH AND CASH EQUIVALENTS AT END OF PERIOD	200,780	75,150	200,780
Supplemental disclosures of cash flow information:
Cash paid for income taxes
Cash paid for interest expense